Property, Plant and Equipment, Net	12 Months Ended
Sep. 30, 2025
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
6.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consisted of the following:

	As of September 30,	As of September 30,
	2025	2024
Property and buildings	$11,464,247	$11,606,914
Machinery and equipment	5,304,738	5,367,205
Vehicle	187,476	218,326
Office and electric equipment	151,449	143,481
Buildings improvement	317,903	309,994
Subtotal	17,425,813	17,645,920
Less: impairment	901,923	914,955
Less: accumulated depreciation	5,936,038	5,358,480
Property, plant and equipment, net	$10,587,852	$11,372,485

Depreciation expense was $848,658, $1,336,879 and $1,507,792 for the years ended September 30, 2025, 2024 and 2023, respectively.

No impairment of long-lived assets was recognized for the years ended September 30, 2025, 2024 and 2023.

Written-off of impairment due to disposal of property, plant and equipment were $nil, $1,791,418 and $22,327 for the years ended September 30, 2025, 2024 and 2023, respectively.